Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Measurements
Fair Value Measurements

5. Fair Value Measurements

        The Company measures certain assets and liabilities at fair value in accordance with Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (the exit price) in an orderly transaction between market participants at the measurement date. The guidance in ASC 820 outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. In determining fair value, the Company maximizes the use of quoted prices and observable inputs. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from independent sources. The fair value hierarchy is broken down into three levels based on the source of inputs as follows:

  •
  Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities..
  •
  Level 2—Valuations based on observable inputs and quoted prices in active markets for similar assets and liabilities.
  •
  Level 3—Valuations based on inputs that are unobservable and models that are significant to the overall fair value measurement.

        The Company's Level 1 assets include money market funds, certificates of deposit (CD), and U.S. Treasury notes. Level 2 assets include U.S. government agency securities and corporate debt securities. The following fair value hierarchy tables present information about each major category of financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2014 and December 31, 2013:

	Fair Value Measurements as of September 30, 2014 Using
	Level 1	Level 2	Level 3	Balance as of September 30, 2014
Assets
Money market funds	$57,080,971	$—	$—	$57,080,971
Cash-restricted, CD	200,000	—	—	200,000
Marketable securities, available-for-sale	—	6,787,556	—	6,787,556

Total assets	$57,280,971	$6,787,556	$—	$64,068,527

Liabilities
Preferred stock warrant liability	$—	$—	$—	$—

Total liabilities	$—	$—	$—	$—

	Fair Value Measurements as of December 31, 2013 Using
	Level 1	Level 2	Level 3	Balance as of December 31, 2013
Assets
Money market funds	$18,512,463	$—	$—	$18,512,463
Cash-restricted, CD	200,000	—	—	200,000
Marketable securities, available-for-sale	—	11,299,206	—	11,299,206

Total assets	$18,712,463	$11,299,206	$—	$30,011,669

Liabilities
Preferred stock warrant liability	$—	$—	$477,375	$477,375

Total liabilities	$—	$—	$477,375	$477,375

        Prior to the Company's IPO, the Company accounted for its preferred stock warrants as liabilities in accordance with the guidance for accounting for certain financial instruments with characteristics of both liabilities and equity as the warrants entitle the holder to purchase preferred stock that was considered contingently redeemable. The fair value of the preferred stock warrant liability was re-measured at the end of each reporting period, and any changes in fair value were recognized in the Statements of Operations as other income or expense. Upon the closing of the IPO, the preferred stock warrant was, in accordance with its terms, automatically converted into a warrant to purchase common stock, which resulted in the reclassification of the preferred stock warrant liability to additional paid-in capital. Upon reclassification, no further changes in fair value will be recognized in other income or expense.

        The fair value of the warrants on the date of issuance and on each re-measurement date of those warrants classified as liabilities was estimated using the Black-Scholes option pricing model using the following assumptions: contractual life according to the remaining terms of the warrants, no dividend yield, weighted average volatility of 83% and weighted average fair value of the underlying instruments of $8.00 and $16.33, and weighted average risk-free interest rate of 2.01% and 2.68%, at September 24, 2014 and December 31, 2013, respectively. For this liability, the Company developed its own assumptions that did not have observable inputs or available market data to support the fair value. This method of valuation involved using inputs such as the fair value of the Company's common stock, stock price volatility, the contractual term of the warrants, risk free interest rates and dividend yields. Due to the nature of these inputs, the valuation of the warrants was considered a Level 3 measurement. The warrant liability is recorded on its own line item on the Company's Balance Sheets. The estimated fair value of the preferred stock warrants decreased $301,294 and $219,500 for the nine months ended September 30, 2014 and 2013, respectively.

        The table below sets forth a summary of changes in fair value of the Company's Level 3 financial instruments measured on a recurring basis:

Preferred Stock Warrant Liability
Balance as of January 1, 2013	$720,375
Changes in estimated fair value	(219,500)

Balance as of September 30, 2013	$500,875

Balance as of January 1, 2014	$477,375
Changes in estimated fair value	(301,294)
Reclassification of warrants to additional paid-in capital	(176,081)

Balance as of September 30, 2014	$—

5. Fair Value Measurements

        The Company measures certain assets and liabilities at fair value in accordance with ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (the "exit price") in an orderly transaction between market participants at the measurement date. The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. In determining fair value, the Company maximizes the use of quoted prices and observable inputs. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of us. The fair value hierarchy is broken down into three levels based on the source of inputs as follows:

•	Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2—Valuations based on observable inputs and quoted prices in active markets for similar assets and liabilities.
•	Level 3—Valuations based on inputs that are unobservable and models that are significant to the overall fair value measurement.

        The Company's Level 1 assets include money market funds, certificates of deposit ("CD"), and U.S. Treasury notes. Level 2 assets include U.S. government agency securities and corporate debt securities. The following fair value hierarchy tables present information about each major category of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	Fair Value Measurements as of December 31, 2013 Using
	Level 1	Level 2	Level 3	Balance as of December 31, 2013
Assets
Money market funds	$18,512,463	$—	$—	$18,512,463
Cash-restricted, CD	200,000	—	—	200,000
Marketable securities, available-for-sale	—	11,299,206	—	11,299,206

Total assets	$18,712,463	$11,299,206	$—	$30,011,669

Liabilities
Preferred stock warrant liability	$—	$—	$477,375	$477,375

Total liabilities	$—	$—	$477,375	$477,375

	Fair Value Measurements as of December 31, 2012 Using
	Level 1	Level 2	Level 3	Balance as of December 31, 2012
Assets
Money market funds	$6,130,621	$—	$—	$6,130,621
Cash-restricted, CD	450,000	—	—	450,000
Marketable securities, available-for-sale	—	17,152,932	—	17,152,932

Total assets	$6,580,621	$17,152,932	$—	$23,733,553

Liabilities
Preferred stock warrant liability	$—	$—	$720,375	$720,375

Total liabilities	$—	$—	$720,375	$720,375

        Preferred stock warrants are exercisable by the holder for shares of the Company's Series C and Series D preferred stock. The fair value of the warrants on the date of issuance and on each re-measurement date of those warrants classified as liabilities is estimated using the Black-Scholes option pricing model using the following assumptions: contractual life according to the remaining terms of the warrants, no dividend yield, weighted average risk-free interest rate of 2.68% and 1.34%, fair value of the underlying instrument of $16.33 and $21.62, and weighted average volatility of 83% and 87% at December 31, 2013 and 2012, respectively. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. This method of valuation involves using inputs such as the fair value of the Company's various classes of preferred stock, stock price volatility, the contractual term of the warrants, risk free interest rates and dividend yields. Due to the nature of these inputs, the valuation of the warrants is considered a Level 3 measurement. The Company accounts for its convertible preferred stock warrants as liabilities in accordance with the guidance for accounting for certain financial instruments with characteristics of both liabilities and equity as the warrants entitle the holder to purchase preferred stock that is considered contingently redeemable. The warrant liability is recorded on its own line item on the Company's Balance Sheets. The warrant liability is marked-to-market each reporting period with the change in fair value recorded in the Statement of Operations until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument.

        The table below sets forth a summary of changes in fair value of the Company's Level 3 financial instruments measured on a recurring basis:

Preferred Stock Warrant Liability
Balance as of January 1, 2012	$963,375
Amounts acquired or issued	—
Transfers in and/or out of Level 3	—
Changes in estimated fair value	(243,000)

Balance as of December 31, 2012	720,375
Amounts acquired or issued	—
Transfers in and/or out of Level 3	—
Changes in estimated fair value	(243,000)

Balance as of December 31, 2013	$477,375